Other Assets Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance, beginning of year	$ 56,616	$ 24,087	$ 18,010
Other Real Estate, Additions	65,230	80,801	32,713
Real Estate Owned, Valuation Allowance, Provision	(14,471)	(16,034)	(3,204)
Other Real Estate, Disposals	(45,255)	(32,238)	(23,432)
Balance, end of year	$ 62,120	$ 56,616	$ 24,087